Note 7 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Computer and office equipment	Leasehold Improvements	Total
Cost, January 1 , 2017	$80,713	$-	$80,713
Additions	9,923	-	9,923
Effect of foreign exchange	(849)	-	(849)
Cost, December 31, 201 7	$89,787	$-	$89,787
Additions	7,839	33,180	41,019
Effect of foreign exchange	249	-	249
Cost, December 31, 201 8	$97,875	$33,180	$131,055

Accumulated depreciation, January 1, 201 7	$53,225	$-	$53,225
Charge for the year	6,644	-	6,644
Effect of foreign exchange	(771)	-	(771)
Accumulated depreciation, December 31, 201 7	$59,098	$-	$59,098
Charge for the year	6,756	11,613	18,369
Effect of foreign exchange	424	-	424
Accumulated depreciation, December 31, 201 8	$66,278	$11,613	$77,891

Net book value, December 31, 201 7	$30,689	$-	$30,689
Net book value, December 31, 201 8	$31,597	$21,567	$53,164